Note 12 - Investments in Associates	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of associates [text block]

Note 12: Investments in associates

(a)	Summarized financial information of the Company’s investments in associates:

The carrying amounts of the Company’s investments in associates were as follows:

	Dolly Varden	UMS	Total
Carrying amount at December 31, 2022	$42,303	$127	$42,430
Company’s share of net loss of associates	(6,177)	(5)	(6,182)
Carrying amount at December 31, 2023	$36,126	$122	$36,248
Company’s share of net loss of associates	(3,837)	(21)	(3,858)
Disposition	(5,017)	-	(5,017)
Dilution gain	2,083	-	2,083
Carrying amount at December 31, 2024	$29,355	$101	$29,456

The quoted fair market value of the Company’s equity interest in Dolly Varden at December 31, 2024 was $49,012 ( December 31, 2023 - $51,769) based on the closing share price on the TSX Venture Exchange on that date.

During the year ended December 31, 2024 the Company sold an aggregate of 8,450,000 shares of Dolly Varden for net proceeds of $7,042. The Company’s investment was also diluted through financing rounds by Dolly Varden in which the Company did not participate. As a results, the Company had a Gain on investments of $4,109 consisting of a realized gain on disposal of $2,026 and a gain on dilution of $2,083.

On October 13, 2022, the Company completed the sale of 17,000,000 common shares of Dolly Varden, comprising 22.2% of the Company’s equity interest in Dolly Varden acquired as part of the disposition of Homestake Resources (note 1), for total gross proceeds of $6,800. As at September 30, 2022, the sale was considered highly probable; therefore, the partial investment in associate represented by the 17,000,000 common shares was classified as an asset held for sale. The Company remeasured the carrying amount of the shares held for sale as the lower of cost and FVLCD and recognized an impairment expense of $5,506 in respect of the disposal.

A reconciliation of the impairment expense is as follows:

Carrying amount, investment in Dolly Varden	$55,265
Equity interest transferred to held for sale	22.2%
Carrying amount transferred to asset held for sale	12,280
Less: FVLCD	(6,774)
Impairment expense recognized	$5,506

For the year ended December 31, 2024, the Company’s equity share of net loss of the Company’s associates on a 100% basis were as follows:

	Dolly Varden	UMS	Total
Cost recoveries	$-	$(3,508)	$(3,508)
Exploration and evaluation	17,875	1,208	19,083
Marketing	1,781	131	1,912
Share-based compensation	2,601	-	2,601
Administrative and other	(1,608)	2,255	647
Net loss of associate, 100%	20,649	86	20,735
Average equity interest for the period	18.58%	25%
Company’s share of net loss of associates	$3,837	$21	$3,858

For the year ended December 31, 2023, the Company’s equity share of net loss of the Company’s associates on a 100% basis were as follows:

	Dolly Varden	UMS	Total
Cost recoveries	$-	$(5,517)	$(5,517)
Exploration and evaluation	24,806	1,907	26,713
Marketing	1,409	464	1,873
Share-based compensation	1,971	-	1,971
Administrative and other	(1,536)	3,166	1,630
Net loss of associate, 100%	26,650	20	26,670
Average equity interest for the period	23.18%	25%
Company’s share of net loss of associates	$6,177	$5	$6,182

For the year ended December 31, 2022, the Company’s equity share of net loss of the Company’s associates on a 100% basis were as follows:

	Dolly Varden	UMS	Total
Cost recoveries	$-	$(4,412)	$(4,412)
Exploration and evaluation	16,936	1,642	18,578
Marketing	1,057	312	1,369
Share-based compensation	1,786	2,433	4,219
Administrative and other	(508)	121	(387)
Net loss of associate, 100%	19,271	96	19,367
Average equity interest for the year	30.4%	25%
Company’s share of net loss of associates	$5,856	$24	$5,880

The Company’s equity share of net assets of associates at December 31, 2024, is as follows:

	Dolly Varden	UMS
Current assets	$34,573	$934
Non-current assets	151,170	2,043
Current liabilities	(4,400)	(1,345)
Non-current liabilities	-	(1,231)
Net assets, 100%	181,343	401
Company’s equity share of net assets of associate	$29,355	$101

The Company’s equity share of net assets of associates at December 31, 2023, is as follows:

	Dolly Varden	UMS
Current assets	$11,468	$844
Non-current assets	153,296	2,468
Current liabilities	(804)	(1,484)
Non-current liabilities	-	(1,340)
Net assets, 100%	163,960	488
Company’s equity share of net assets of associate	$36,126	$122

(b)	Services rendered and balances with UMS

	Years ended December 31
	2024	2023	2022
Exploration and evaluation costs	$233	$872	$590
General and administration	307	714	841
Total transactions for the year	$540	$1,586	$1,431

The outstanding balance owing at December 31, 2024 was $90 ( December 31, 2023 – $103, December 31, 2022 – $240) which is included in accounts payable.

As part of the UMS arrangement, the Company is contractually obliged to pay certain rental expenses in respect of a ten-year office lease entered into by UMS on July 1, 2021. As at December 31, 2024, the Company expects to incur approximately $91 in respect of its share of future rental expense of UMS.

The Company issues share options to certain UMS employees, including key management personnel of the Company (note 20). The Company recognized a share-based compensation recovery of $3 for the year ended December 31, 2024, in respect of share options issued to UMS employees ( December 31, 2023 - $317 expense, December 31, 2022 - $483 expense) which is included within employee benefits and exploration and evaluation costs.